Summary of Variable Annuity Contracts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guaranteed accumulation benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 75.8	$ 91.6
Net amount at risk	$ 6.2	$ 7.4
Weighted average waiting period until guarantee date	5 years	5 years
Guaranteed withdrawal benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 10.9	$ 12.8
Net amount at risk	0.1	0.1
GMIB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	116.5	127.4
Net amount at risk	$ 15.8	$ 16.9
Weighted average waiting period until guarantee date	0 years	0 years
GMDB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 543.1	$ 608.8
Net amount at risk	$ 57.5	$ 66.3
Average attained age of contractholders	61 years	61 years
GMDB | Variable Life, Variable Universal Life and Universal Life Contracts
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 348.0	$ 307.3
General account value	3,684.1	3,639.6
Net amount at risk	$ 77,609.0	$ 84,370.9
Average attained age of contractholders	49 years	48 years